Options (Details 1) - USD ($)	3 Months Ended
	Feb. 28, 2021	Feb. 29, 2020
Stock based compensation expense components	$ 10,550	$ 53,749
Research and Development Expense
Stock based compensation expense components	8,592	43,428
Selling, General and Administrative Expenses
Stock based compensation expense components	$ 1,958	$ 10,321